Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Number of shares purchased (in Shares)	4,500,000
Underwriting discount Paid	$ 6,900,000
Sale per price (in Dollars per share)	$ 0.20
Acquisition legal fees		$ 3,873,280	$ 3,442,381
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares purchased (in Shares)		4,500,000
Underwriting discount Paid	$ 4,500,000
Sale per price (in Dollars per share)	$ 10.00
Public Offering Price [Member]
Commitments and Contingencies (Details) [Line Items]
Sale per price (in Dollars per share)	$ 0.35
Additional fee	$ 12,075,000